UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21614
Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 102.3%

Security	Shares	Value
Aerospace & Defense — 2.3%
General Dynamics Corp.	115,713	$6,409,343
Lockheed Martin Corp.	64,600	5,209,990

		$11,619,333

Air Freight & Logistics — 0.5%
FedEx Corp.	48,398	$2,691,897

		$2,691,897

Beverages — 1.4%
PepsiCo, Inc.	127,328	$6,997,947

		$6,997,947

Biotechnology — 2.6%
Amgen, Inc.(2)	57,954	$3,068,085
Biogen Idec, Inc.(2)	79,407	3,585,226
Celgene Corp.(2)	37,208	1,780,030
Genzyme Corp.(2)	48,482	2,698,993
Gilead Sciences, Inc.(2)	38,807	1,817,720

		$12,950,054

Capital Markets — 3.7%
Goldman Sachs Group, Inc.	65,806	$9,702,437
Northern Trust Corp.	92,996	4,992,025
State Street Corp.	74,100	3,497,520

		$18,191,982

Chemicals — 0.6%
Monsanto Co.	37,936	$2,820,162

		$2,820,162

Commercial Banks — 2.9%
PNC Financial Services Group, Inc.	84,921	$3,295,784
U.S. Bancorp	146,817	2,630,961
Wells Fargo & Co.	347,952	8,441,315

		$14,368,060

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	194,328	$5,472,276

		$5,472,276

Communications Equipment — 2.0%
QUALCOMM, Inc.	215,931	$9,760,081

		$9,760,081

Computers & Peripherals — 7.3%
Apple, Inc.(2)	89,645	$12,768,137
Hewlett-Packard Co.	278,170	10,751,271
International Business Machines Corp.	121,462	12,683,062

		$36,202,470

Consumer Finance — 1.2%
Capital One Financial Corp.	110,902	$2,426,536
Discover Financial Services	341,009	3,502,162

		$5,928,698

Security	Shares	Value
Diversified Financial Services — 4.0%
Bank of America Corp.	680,212	$8,978,798
JPMorgan Chase & Co.	309,936	10,571,917

		$19,550,715

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	317,818	$7,894,599
Verizon Communications, Inc.	143,142	4,398,754

		$12,293,353

Electric Utilities — 1.1%
American Electric Power Co., Inc.	93,836	$2,710,922
FirstEnergy Corp.	69,985	2,711,919

		$5,422,841

Electrical Equipment — 1.0%
Emerson Electric Co.	145,585	$4,716,954

		$4,716,954

Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.	56,200	$4,667,410
Schlumberger, Ltd.	69,915	3,783,101

		$8,450,511

Food & Staples Retailing — 3.3%
CVS Caremark Corp.	189,649	$6,044,114
Wal-Mart Stores, Inc.	212,421	10,289,673

		$16,333,787

Food Products — 1.2%
Nestle SA ADR	152,921	$5,752,888

		$5,752,888

Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	68,254	$3,614,732
Boston Scientific Corp.(2)	316,517	3,209,482
Covidien, Ltd.	77,420	2,898,605
HeartWare International, Inc.(2)	3,145,346	2,225,470
Thoratec Corp.(2)	124,552	3,335,503

		$15,283,792

Health Care Providers & Services — 1.7%
Aetna, Inc.	165,222	$4,138,811
Fresenius Medical Care AG & Co. KGaA ADR	30,146	1,356,570
UnitedHealth Group, Inc.	113,512	2,835,530

		$8,330,911

Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	108,692	$6,248,703

		$6,248,703

Household Products — 3.5%
Colgate-Palmolive Co.	168,086	$11,890,404
Procter & Gamble Co.	107,410	5,488,651

		$17,379,055

Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc.(2)	103,375	$2,683,615

		$2,683,615

Industrial Conglomerates — 1.9%
General Electric Co.	786,425	$9,216,901

		$9,216,901

Security	Shares	Value
Insurance — 1.4%
MetLife, Inc.	110,133	$3,305,091
Prudential Financial, Inc.	98,380	3,661,704

		$6,966,795

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(2)	68,753	$5,751,876

		$5,751,876

Internet Software & Services — 1.2%
Google, Inc., Class A(2)	13,887	$5,854,620

		$5,854,620

IT Services — 2.1%
Accenture, Ltd., Class A	59,278	$1,983,442
MasterCard, Inc., Class A	27,104	4,534,770
Western Union Co.	223,330	3,662,612

		$10,180,824

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(2)	96,388	$3,929,739

		$3,929,739

Machinery — 2.6%
Danaher Corp.	90,313	$5,575,925
Deere & Co.	47,646	1,903,458
Illinois Tool Works, Inc.	148,654	5,550,740

		$13,030,123

Media — 3.0%
Comcast Corp., Class A	652,999	$9,461,956
Time Warner, Inc.	168,822	4,252,626
Time Warner Cable, Inc.	42,376	1,342,048

		$15,056,630

Metals & Mining — 4.5%
BHP Billiton, Ltd. ADR	94,583	$5,176,528
Freeport-McMoRan Copper & Gold, Inc.	80,696	4,043,676
Goldcorp, Inc.	311,560	10,826,710
United States Steel Corp.	55,343	1,977,959

		$22,024,873

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	90,362	$2,948,512

		$2,948,512

Multiline Retail — 0.5%
Target Corp.	62,297	$2,458,863

		$2,458,863

Oil, Gas & Consumable Fuels — 11.6%
Anadarko Petroleum Corp.	117,554	$5,335,776
Chevron Corp.	166,261	11,014,791
Exxon Mobil Corp.	293,590	20,524,877
Hess Corp.	87,251	4,689,741
Occidental Petroleum Corp.	114,297	7,521,886
Total SA ADR	64,928	3,521,046
XTO Energy, Inc.	125,531	4,787,752

		$57,395,869

Personal Products — 0.5%
Avon Products, Inc.	99,568	$2,566,863

		$2,566,863

Security	Shares	Value
Pharmaceuticals — 6.2%
Abbott Laboratories	124,002	$5,833,054
Bristol-Myers Squibb Co.	169,639	3,445,368
Johnson & Johnson	198,956	11,300,701
Merck & Co., Inc.	197,628	5,525,679
Pfizer, Inc.	319,751	4,796,265

		$30,901,067

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.	24,978	$1,397,269
Boston Properties, Inc.	28,697	1,368,847

		$2,766,116

Road & Rail — 0.6%
CSX Corp.	85,389	$2,957,021

		$2,957,021

Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV	199,292	$4,314,672
Broadcom Corp., Class A(2)	222,746	5,521,873
NVIDIA Corp.(2)	200,701	2,265,914

		$12,102,459

Software — 3.5%
McAfee, Inc.(2)	12	$506
Microsoft Corp.	444,470	10,565,052
Oracle Corp.	326,785	6,999,735

		$17,565,293

Specialty Retail — 4.1%
Best Buy Co., Inc.	113,299	$3,794,384
Gap, Inc. (The)	151,918	2,491,455
Home Depot, Inc.	214,916	5,078,465
Staples, Inc.	306,661	6,185,353
TJX Companies, Inc. (The)	87,942	2,766,655

		$20,316,312

Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc., Class B	38,516	$1,994,358

		$1,994,358

Tobacco — 2.1%
Philip Morris International, Inc.	234,920	$10,247,210

		$10,247,210

Total Common Stocks (identified cost $577,791,068)		$505,682,409

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$3,751	$3,751,026

Total Short-Term Investments (identified cost $3,751,026)		$3,751,026

Total Investments — 103.1% (identified cost $581,542,094)		$509,433,435

Covered Call Options Written — (3.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Abbott Laboratories	640	$47.50	8/22/09	$(80,000)
Accenture, Ltd., Class A	350	30.00	8/22/09	(129,500)
Aetna, Inc.	355	25.00	7/18/09	(35,500)
Amazon.com, Inc.	275	75.00	7/18/09	(242,000)
American Electric Power Co., Inc.	470	27.50	8/22/09	(84,600)
Amgen, Inc.	235	47.50	7/18/09	(131,600)
Anadarko Petroleum Corp.	710	45.00	8/22/09	(220,100)
Apple, Inc.	355	120.00	7/18/09	(805,850)
ASML Holding NV	1,135	20.00	7/18/09	(212,245)
AT&T, Inc.	1,470	25.00	7/18/09	(33,810)
AvalonBay Communities, Inc.	62	50.00	7/18/09	(37,200)
Avon Products, Inc.	385	26.00	8/22/09	(65,450)
Bank of America Corp.	850	12.00	8/22/09	(154,700)
Baxter International, Inc.	220	52.50	8/22/09	(53,900)
Best Buy Co., Inc.	605	35.00	9/19/09	(121,000)
BHP Billiton, Ltd. ADR	615	50.00	8/22/09	(405,900)
Biogen Idec, Inc.	610	55.00	7/18/09	(3,050)
Boston Properties, Inc.	165	45.00	7/18/09	(61,875)
Boston Scientific Corp.	1,995	10.00	8/22/09	(169,575)
Bristol-Myers Squibb Co.	830	21.00	9/19/09	(53,120)
Broadcom Corp., Class A	1,290	21.00	8/22/09	(588,240)
Capital One Financial Corp.	350	25.00	9/19/09	(52,500)
Celgene Corp.	215	50.00	7/18/09	(12,900)
Chevron Corp.	970	70.00	9/19/09	(179,450)
Colgate-Palmolive Co.	1,090	65.00	8/22/09	(643,100)
Comcast Corp., Class A	3,425	15.00	7/18/09	(68,500)
Covidien, Ltd.	320	35.00	7/18/09	(85,600)
CSX Corp.	340	32.00	8/22/09	(129,200)
CVS Caremark Corp.	1,105	32.50	8/22/09	(120,445)
Danaher Corp.	650	65.00	9/19/09	(123,500)
Deere & Co.	190	42.00	9/19/09	(45,030)
Diamond Offshore Drilling, Inc.	355	90.00	9/19/09	(152,650)
Discover Financial Services	1,351	7.50	7/18/09	(378,280)
Emerson Electric Co.	860	34.00	9/19/09	(111,800)
Exxon Mobil Corp.	1,745	70.00	7/18/09	(249,535)
FedEx Corp.	180	60.00	10/17/09	(55,800)
FirstEnergy Corp.	215	40.00	7/18/09	(8,385)
Freeport-McMoRan Copper & Gold, Inc.	480	55.00	8/22/09	(126,240)
Gap, Inc. (The)	600	17.50	9/19/09	(51,000)
General Dynamics Corp.	600	55.00	8/22/09	(180,000)
General Electric Co.	3,840	13.00	9/19/09	(161,280)
Genzyme Corp.	370	60.00	7/18/09	(7,400)
Gilead Sciences, Inc.	175	45.00	8/22/09	(63,000)
Goldman Sachs Group, Inc.	135	120.00	7/18/09	(374,355)
Google, Inc., Class A	80	420.00	9/19/09	(198,400)
Hess Corp.	475	60.00	8/22/09	(76,000)
Hewlett-Packard Co.	1,210	35.00	8/22/09	(505,780)
Home Depot, Inc.	1,220	25.00	8/22/09	(78,080)
Illinois Tool Works, Inc.	615	40.00	9/19/09	(83,025)
International Business Machines Corp.	580	100.00	7/18/09	(301,600)
Johnson & Johnson	1,245	55.00	7/18/09	(261,450)
JPMorgan Chase & Co.	1,675	34.00	9/19/09	(502,500)
Lockheed Martin Corp.	485	85.00	9/19/09	(116,400)
MasterCard, Inc., Class A	95	165.00	7/18/09	(56,050)
McDonald’s Corp.	695	60.00	9/19/09	(83,400)
Merck & Co., Inc.	1,255	27.50	7/18/09	(112,950)
MetLife, Inc.	675	31.00	9/19/09	(165,375)
Microsoft Corp.	2,009	17.00	7/18/09	(1,366,120)
Monsanto Co.	200	85.00	7/18/09	(2,000)
Nike, Inc., Class B	165	55.00	7/18/09	(3,300)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Northern Trust Corp.	620	$65.00	7/18/09	$(1,240)
NVIDIA Corp.	1,195	11.00	9/19/09	(150,570)
Occidental Petroleum Corp.	920	65.00	8/22/09	(404,800)
Oracle Corp.	1,785	21.00	9/19/09	(258,825)
PepsiCo, Inc.	288	50.00	7/18/09	(143,136)
Pfizer, Inc.	1,810	15.00	9/19/09	(146,610)
Philip Morris International, Inc.	1,150	43.00	9/19/09	(235,750)
PNC Financial Services Group, Inc.	205	41.00	8/22/09	(46,125)
Procter & Gamble Co.	315	50.00	7/18/09	(50,400)
Prudential Financial, Inc.	255	41.00	9/19/09	(66,938)
Public Service Enterprise Group, Inc.	510	35.00	9/19/09	(35,700)
QUALCOMM, Inc.	915	41.00	7/18/09	(393,450)
Schlumberger, Ltd.	295	60.00	8/22/09	(45,725)
Staples, Inc.	1,935	21.00	9/19/09	(212,850)
State Street Corp.	610	40.00	8/22/09	(506,300)
Target Corp.	245	36.00	7/18/09	(88,200)
Time Warner, Inc.	2,980	9.00	7/18/09	(588,550)
TJX Companies, Inc. (The)	500	30.00	7/18/09	(95,000)
Total SA ADR	649	60.00	8/22/09	(47,052)
U.S. Bancorp	470	19.00	9/19/09	(51,700)
United States Steel Corp.	190	40.00	10/17/09	(68,400)
UnitedHealth Group, Inc.	625	25.00	9/19/09	(143,750)
Verizon Communications, Inc.	365	32.50	7/18/09	(1,825)
Wal-Mart Stores, Inc.	810	50.00	9/19/09	(99,630)
Waste Management, Inc.	515	25.00	7/18/09	(164,800)
Wells Fargo & Co.	560	21.00	7/18/09	(201,600)
Western Union Co.	1,085	20.00	8/22/09	(10,850)
XTO Energy, Inc.	795	42.00	8/22/09	(79,500)

Total Covered Call Options Written (premiums received $16,226,800)				$(15,320,871)

Other Assets, Less Liabilities — 0.0%				$176,707

Net Assets — 100.0%				$494,289,271

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at June 30, 2009 has been segregated as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended June 30, 2009 was $128,355.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$581,714,369

Gross unrealized appreciation	$16,276,839
Gross unrealized depreciation	(88,557,773)

Net unrealized depreciation	$(72,280,934)

Written call options activity for the fiscal year to date ended June 30, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	71,566	$16,431,873
Options written	201,851	51,607,572
Options terminated on closing purchase transactions	(193,478)	(50,966,099)
Options expired	(11,480)	(846,546)

Outstanding, end of period	68,459	$16,226,800

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is equity price risk was $15,320,871.

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Health Care Equipment & Supplies	$13,058,322	$2,225,470		$—	$15,283,792
Others	490,398,617	—		—	490,398,617

Total Common Stocks	$503,456,939	$2,225,470	*	$—	$505,682,409
Short-Term Investments	3,751,026	—		—	3,751,026

Total Investments	$507,207,965	$2,225,470		$—	$509,433,435

Liability Description
Covered Call Options Written	$(15,320,871)	$—		$—	$(15,320,871)

Total	$(15,320,871)	$—		$—	$(15,320,871)

*	Includes a foreign equity security whose value was adjusted to reflect market trading that occurred after the close of trading in its applicable foreign market.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	August 28, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 28, 2009